Investment Portfolioas of February 28, 2025 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 99.5%
Health Care 99.5%
Biotechnology 17.8%
AbbVie, Inc.	55,080	11,513,372
Alnylam Pharmaceuticals, Inc.*	6,301	1,554,772
Amgen, Inc.	20,893	6,436,298
Apellis Pharmaceuticals, Inc.*	3,400	85,510
Argenx SE (ADR)*	3,323	2,075,778
Biogen, Inc.*	11,750	1,650,875
BioMarin Pharmaceutical, Inc.*	15,642	1,113,085
Blueprint Medicines Corp.*	9,762	942,716
Exact Sciences Corp.*	14,422	683,747
Gilead Sciences, Inc.	50,450	5,766,939
Incyte Corp.*	13,279	976,007
Insmed, Inc.*	25,510	2,080,340
Moderna, Inc.*	10,406	322,170
Neurocrine Biosciences, Inc.*	12,137	1,440,905
Regeneron Pharmaceuticals, Inc.	6,185	4,321,707
Ultragenyx Pharmaceutical, Inc.*	20,571	882,907
Vertex Pharmaceuticals, Inc.*	16,181	7,763,482
		49,610,610
Health Care Distributors 3.8%
Cardinal Health, Inc.	17,900	2,317,692
Cencora, Inc.	12,414	3,147,446
McKesson Corp.	8,000	5,122,080
		10,587,218
Health Care Equipment 24.0%
Abbott Laboratories	74,101	10,226,679
Baxter International, Inc.	47,800	1,649,578
Becton Dickinson & Co.	16,300	3,676,139
Boston Scientific Corp.*	124,356	12,906,909
Dexcom, Inc.*	26,108	2,307,164
Edwards Lifesciences Corp.*	22,796	1,632,649
GE HealthCare Technologies, Inc.	20,500	1,790,675
Globus Medical, Inc. "A"*	8,600	690,752
Hologic, Inc.*	23,977	1,519,902
IDEXX Laboratories, Inc.*	3,289	1,437,655
Inspire Medical Systems, Inc.*	3,524	654,019
Insulet Corp.*	5,632	1,533,425
Intuitive Surgical, Inc.*	18,159	10,407,831
Medtronic PLC	51,088	4,701,118
Penumbra, Inc.*	4,157	1,186,574
ResMed, Inc.	9,847	2,299,471
Stryker Corp.	21,604	8,343,249
		66,963,789
Health Care Services 1.4%
Labcorp Holdings, Inc.	3,690	926,338

Privia Health Group, Inc.*	43,532	1,086,994
RadNet, Inc.*	34,587	1,918,541
		3,931,873
Health Care Supplies 1.8%
Alcon AG	38,997	3,607,222
The Cooper Companies, Inc.*	14,800	1,337,624
		4,944,846
Health Care Technology 0.4%
Veeva Systems, Inc.A* (Cost $941,702)	5,518	1,236,805
Life Sciences Tools & Services 8.9%
Agilent Technologies, Inc.	20,806	2,661,504
Avantor, Inc.*	25,351	423,362
Bio-Techne Corp.	9,700	598,975
Danaher Corp.	29,738	6,178,367
Illumina, Inc.*	4,891	434,027
IQVIA Holdings, Inc.*	12,000	2,265,600
Repligen Corp.*	3,400	541,484
Thermo Fisher Scientific, Inc.	17,698	9,361,534
Waters Corp.*	2,700	1,018,818
West Pharmaceutical Services, Inc.	6,315	1,467,227
		24,950,898
Managed Health Care 9.1%
Centene Corp.*	22,274	1,295,456
Humana, Inc.	3,316	896,713
UnitedHealth Group, Inc.	48,723	23,141,476
		25,333,645
Pharmaceuticals 32.3%
Arvinas, Inc.*	16,633	294,404
AstraZeneca PLC (ADR)	97,946	7,464,465
Bristol-Myers Squibb Co.	55,060	3,282,677
Eli Lilly & Co.	38,907	35,818,951
EyePoint Pharmaceuticals, Inc.*	22,600	141,702
Johnson & Johnson	67,885	11,202,383
Merck & Co., Inc.	101,219	9,337,453
Novartis AG (ADR)	43,600	4,754,580
Novo Nordisk A/S (ADR)	87,710	7,950,911
Pfizer, Inc.	109,170	2,885,363
Sandoz Group AG (ADR)	8,700	381,060
Sanofi SA (ADR)	40,150	2,186,971
Zoetis, Inc.	25,456	4,257,261
		89,958,181
Total Common Stocks (Cost $110,539,382)		277,517,865

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.39% (a) (Cost $1,276,873)	1,276,873	1,276,873

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $111,816,255)	100.0	278,794,738
Other Assets and Liabilities, Net	0.0	6,087
Net Assets	100.0	278,800,825
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 are as follows:
Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.26% (a) (b)
448,125	—	448,125 (c)	—	—	4,014	—	—	—
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.39% (a)
1,195,297	16,499,839	16,418,263	—	—	44,496	—	1,276,873	1,276,873
1,643,422	16,499,839	16,866,388	—	—	48,510	—	1,276,873	1,276,873

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$277,517,865	$—	$—	$277,517,865
Short-Term Investments	1,276,873	—	—	1,276,873
Total	$278,794,738	$—	$—	$278,794,738

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH3
R-080548-3 (1/27)